Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash payments for:
Income tax paid	$ 226	$ 176	$ 350
Schedule for noncash operating activities
Adoption of ASC 842 leases - Operating leases	17,658
Schedule for noncash investing activities
Unpaid property, plant, and equipment received	2,571	1,288	602
Schedule for noncash financing activities
Conversion of VGH, LLC membership units to VGH, Inc. common stock	114,648	0	0
Unpaid transaction costs	4,875	0	0
Adoption of ASC 842 leases - Finance leases	430
Noncash financing activity, total	$ 119,953	$ 0	$ 0